Contingencies and Commitments - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CLP ($)
Contingencies and Commitments [Line Items]
Provisions for lawsuits	$ 3,933		$ 3,928
Bank affiliates balance	2,937,572		1,944,379
Annual limit (in Dollars)		$ 100
Provisions for lawsuits and litigations
Contingencies and Commitments [Line Items]
Other provisions	$ 3,758		$ 3,780
Guarantees
Contingencies and Commitments [Line Items]
Annual limit (in Dollars)		$ 50